Pension and Other Benefit Programs - Accumulated Other Comprehensive Loss, Before Tax, not yet Recognized in Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	$ 27
Net actuarial loss	9,344
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	9,371
Prepaid Accrued Pension Costs	(2,876)
Net balance sheet liability	6,495
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	27
Net actuarial loss	8,915
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	8,942
Prepaid Accrued Pension Costs	(3,780)
Net balance sheet liability	5,162	$ 3,653
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	0
Net actuarial loss	429
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax	429
Prepaid Accrued Pension Costs	904
Net balance sheet liability	$ 1,333	$ 1,184